Impairment charges (Tables)	12 Months Ended
Sep. 30, 2022
Impairment charges
Schedule of impairment charges

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Provisions raised/(released)
Performing	225	(915)	1,437	343	(785)
Non-performing	299	567	1,934	286	563
Recoveries	(189)	(242)	(193)	(180)	(225)
Impairment charges/(benefits)	335	(590)	3,178	449	(447)
of which relates to:
Loans and credit commitments	333	(567)	3,158	425	(449)
Debt securities at amortised cost	4	(25)	18	1	-
Debt securities at FVOCI	(2)	2	2	(2)	2
Due from subsidiaries	-	-	-	25	-
Impairment charges/(benefits)	335	(590)	3,178	449	(447)